Offerings - Offering: 1	Oct. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value USD0.01 per share
Amount Registered | shares	67,359,998
Proposed Maximum Offering Price per Unit	6.91
Maximum Aggregate Offering Price	$ 465,457,586.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 64,279.70
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act, based upon the average of the high ($7.32) and low ($6.50) prices of the Ordinary Shares as reported on Nasdaq on October 17, 2025.